Deferred income tax - Deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions and allowances
Deferred tax assets
Balances at January 1	$ 34,073	$ 24,167
Disposal of subsidiaries	(343)
Increase/(decrease) of deferred tax assets for the year	(410)	12,234
Translation differences and inflation adjustment	(7,054)	(2,328)
Balances at December 31	26,266	34,073
Tax loss carry forwards
Deferred tax assets
Balances at January 1	113,304	120,624
Disposal of subsidiaries	(2,198)
Increase/(decrease) of deferred tax assets for the year	12,580	6,058
Translation differences and inflation adjustment	(10,911)	(13,378)
Balances at December 31	112,775	113,304
Property, plant and equipment and Intangibles Assets
Deferred tax assets
Balances at January 1	932	1,152
Increase/(decrease) of deferred tax assets for the year	(108)	(308)
Translation differences and inflation adjustment	165	88
Balances at December 31	989	932
Other
Deferred tax assets
Balances at January 1	13,022	10,563
Disposal of subsidiaries	16
Acquisitions of business		1,078
Increase/(decrease) of deferred tax assets for the year	(2,482)	2,252
Translation differences and inflation adjustment	(2,881)	(871)
Balances at December 31	7,675	13,022
Deferred tax assets
Deferred tax assets
Balances at January 1	161,331	156,506
Disposal of subsidiaries	(2,525)
Acquisitions of business		1,078
Increase/(decrease) of deferred tax assets for the year	9,580	20,236
Translation differences and inflation adjustment	(20,681)	(16,489)
Balances at December 31	$ 147,705	$ 161,331